UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22312

ACAP Strategic Fund
(Exact name of registrant as specified in charter)

350 Madison Avenue, 20th Floor
New York, New York 10017
(Address of principal executive offices) (Zip code)

SilverBay Capital Management LLC
350 Madison Avenue, 20th Floor
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-716-6840

Date of fiscal year end: September 30

Date of reporting period December 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)

		December 31, 2017
Shares		Fair Value
	Investments in Securities – 115.12%
	Common Stocks – 109.13%
	Canada – 0.66%
	Retail - Restaurants – 0.66%
260,214	Restaurant Brands International Inc	$15,997,957
	Total Canada (cost $15,458,000)	$15,997,957
	China – 12.83%
	E-Commerce / Products – 3.30%
461,497	Alibaba Group Holding Ltd ADR * (a)	79,575,928
	Entertainment Software – 2.60%
181,728	NetEase Inc ADR	62,708,881
	Internet Application Software – 3.36%
1,558,900	Tencent Holdings Ltd	80,963,171
	Internet Content - Information / Networks – 2.78%
668,881	SINA Corp * (a)	67,095,453
	Retail - Restaurants – 0.79%
475,074	Yum China Holdings Inc	19,012,461
	Total China (cost $195,987,548)	$309,355,894
	France – 1.26%
	Entertainment Software – 1.26%
393,059	UBISOFT Entertainment *	30,273,134
	Total France (cost $11,406,152)	$30,273,134
	Germany – 1.62%
	Athletic Footwear – 1.62%
194,159	adidas AG	38,970,375
	Total Germany (cost $35,197,535)	$38,970,375
	Hong Kong – 1.61%
	Energy - Alternate Sources – 1.61%
27,130,000	China Everbright International Ltd	38,730,866
	Total Hong Kong (cost $16,734,766)	$38,730,866
	Israel – 0.37%
	Electronic Measuring Instruments – 0.37%
176,846	Orbotech Ltd *	8,884,743
	Total Israel (cost $9,317,755)	$8,884,743

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		December 31, 2017
Shares		Fair Value
	Common Stocks (continued)
	Japan – 10.14%
	Audio / Video Products – 3.31%
1,769,900	Sony Corp	$79,861,533
	Chemicals - Specialty – 1.53%
363,400	Shin-Etsu Chemical Co Ltd	36,936,795
	Cosmetics & Toiletries – 0.56%
281,500	Shiseido Co Ltd	13,608,957
	Electronic Components - Miscellaneous – 0.95%
797,800	Alps Electric Co Ltd	22,804,403
	Entertainment Software – 1.43%
452,200	Square Enix Holdings Co Ltd	21,516,130
234,000	Konami Holdings Corp	12,878,828
		34,394,958
	Finance - Other Services – 1.61%
2,230,938	Japan Exchange Group Inc	38,835,947
	Metal Products - Distribution – 0.75%
619,773	MISUMI Group Inc	18,045,765
	Total Japan (cost $159,054,275)	$244,488,358
	Singapore – 0.19%
	Computer Services – 0.19%
361,236	Sea Ltd ADR	4,815,276
	Total Singapore (cost $5,581,984)	$4,815,276
	United States – 80.45%
	Aerospace / Defense – 2.67%
127,105	General Dynamics Corp (a)	25,859,512
125,075	Northrop Grumman Corp	38,386,768
		64,246,280
	Applications Software – 4.16%
1,172,540	Microsoft Corp	100,299,072
	Auction House / Art Dealer – 0.96%
456,992	KAR Auction Services Inc	23,082,666
	Building Products - Cement / Aggregate – 0.87%
163,484	Vulcan Materials Co	20,986,441
	Coatings / Paint – 2.60%
153,011	Sherwin-Williams Co	62,740,630
	Commercial Services - Finance – 3.47%
466,213	Global Payments Inc	46,733,191
500,054	PayPal Holdings Inc *	36,813,975
		83,547,166
	Commercial Services – 0.87%
134,016	Cintas Corp (a)	20,883,713

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		December 31, 2017
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Computer Aided Design – 6.64%
205,360	Aspen Technology Inc * (a)	$13,594,832
1,760,338	Cadence Design Systems Inc * (a)	73,617,335
854,238	Synopsys Inc * (a)	72,815,247
		160,027,414
	Computer Software – 1.51%
900,220	SS&C Technologies Holdings Inc	36,440,906
	Computers - Integrated Systems – 0.39%
183,221	Mercury Systems Inc *	9,408,398
	E-Commerce / Products – 4.29%
88,501	Amazon.com Inc *	103,499,264
	Electronic Components - Semiconductors – 6.59%
151,389	Broadcom Ltd	38,891,834
707,830	Microchip Technology Inc	62,204,100
855,220	Xilinx Inc (a)	57,658,932
		158,754,866
	Enterprise Software / Services – 0.14%
142,885	Apptio Inc *	3,360,655
	Entertainment Software – 8.89%
1,304,560	Activision Blizzard Inc (a)	82,604,739
639,441	Electronic Arts Inc * (a)	67,179,671
587,897	Take-Two Interactive Software Inc *	64,539,333
		214,323,743
	Finance - Credit Card – 4.65%
396,292	MasterCard Inc, Class A (a)	59,982,757
457,916	Visa Inc, Class A (a)	52,211,582
		112,194,339
	Finance - Other Services – 4.76%
242,460	CME Group Inc (a)	35,411,283
1,124,100	Intercontinental Exchange Inc	79,316,496
		114,727,779
	Internet Content - Entertainment – 3.79%
517,301	Facebook Inc, Class A *	91,282,934
	Machinery - Electrical Utilities – 1.20%
479,219	BWX Technologies Inc (a)	28,987,957
	Medical - Biomedical / Genetics – 1.81%
418,825	Celgene Corp * (a)	43,708,577

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		December 31, 2017
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	REITS - Diversified – 6.01%
431,720	American Tower Corp (a)	$61,593,492
184,022	Equinix Inc (a)	83,402,451
		144,995,943
	Retail - Automobile – 0.59%
327,145	Copart Inc *	14,129,393
	Retail - Discount – 3.20%
719,219	Dollar Tree Inc * (a)	77,179,391
	Retail - Restaurants – 0.93%
275,096	Yum! Brands Inc (a)	22,450,585
	Semiconductor Components - Integrated Circuits – 3.40%
920,571	Analog Devices Inc (a)	81,958,436
	Semiconductor Equipment – 4.92%
676,770	Applied Materials Inc (a)	34,596,482
280,063	Lam Research Corp (a)	51,551,196
775,239	Teradyne Inc (a)	32,459,257
		118,606,935
	Telecommunication Services – 0.27%
360,880	Switch Inc	6,564,407
	Telephone - Integrated – 0.44%
288,685	Zayo Group Holdings Inc * (a)	10,623,613
	Therapeutics – 0.43%
179,465	Agios Pharmaceuticals Inc *	10,260,014
	Total United States (cost $1,265,134,688)	$1,939,271,517
	Total Common Stock (cost $1,713,872,703)	$2,630,788,120
	Short-Term Securities – 5.71%
	United States – 5.71%
	Dreyfus Treasury & Agency Cash Management, Institutional
137,577,639	Shares, 1.07% (a) (b)	137,577,639
	Total United States (cost $137,577,639)	$137,577,639
	Total Short-Term Securities (cost $137,577,639)	$137,577,639

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		December 31, 2017
Par		Fair Value
	Convertible Bond – 0.28%
	United States – 0.28%
	E-Commerce / Services – 0.28%
4,825,000	Priceline Group Inc, 0.35% Debenture due 06/15/2020	$6,652,469
	Total United States (cost $5,671,383)	$6,652,469
	Total Convertible Bond (cost $5,671,383)	$6,652,469
	Total Investments in Securities (cost $1,857,121,725) - 115.12%	$2,775,018,228
	Other Liabilities in Excess of Assets - (15.12%)	$(364,418,450)
	Net Assets - 100.00%	$2,410,599,778

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
(b)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2017. $110,981,781 is pledged in a collateral account by the Custodian for Total Return Swap Contracts.
*	Non-income producing security.
ADR	American Depositary Receipt

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

December 31, 2017
Percentage of
Investments in Securities - By Industry	Net Assets (%)
Aerospace / Defense	2.67
Applications Software	4.16
Athletic Footwear	1.62
Auction House / Art Dealer	0.96
Audio / Video Products	3.31
Building Products - Cement / Aggregate	0.87
Chemicals - Specialty	1.53
Coatings / Paint	2.60
Commercial Services - Finance	3.47
Commercial Services	0.86
Computer Aided Design	6.64
Computer Software	1.51
Computer Services	0.20
Computers - Integrated Systems	0.39
Cosmetics & Toiletries	0.56
E-Commerce / Products	7.59
E-Commerce / Services	0.28
Electronic Measuring Instruments	0.37
Electronic Components - Miscellaneous	0.95
Electronic Components - Semiconductors	6.59
Energy - Alternate Sources	1.61
Enterprise Software / Services	0.14
Entertainment Software	14.18
Finance - Credit Card	4.65
Finance - Other Services	6.37
Internet Application Software	3.36
Internet Content - Entertainment	3.79
Internet Content - Information / Networks	2.78
Machinery - Electrical Utilities	1.20
Medical - Biomedical / Genetics	1.81
Metal Products - Distribution	0.75
REITS - Diversified	6.01
Retail - Automobile	0.59
Retail - Discount	3.20
Retail - Restaurants	2.38
Short-Term Securities	5.71
Semiconductor Components - Integrated Circuits	3.40
Semiconductor Equipment	4.92
Telecommunication Services	0.27
Telephone - Integrated	0.44
Therapeutics	0.43
Total Investments in Securities	115.12%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF PURCHASED OPTIONS (Unaudited)

Notional			December 31, 2017
Amount (USD)	Contracts		Fair Value
		Purchased Options – 9.05%
		Equity Options – 9.04%
		Equity Call Options – 7.44%
		Argentina – 1.33%
		E-Commerce / Services – 1.33%
$38,325,000	1,825	MercadoLibre Inc, 01/19/2018, $210.00	$19,016,500
22,380,000	1,119	MercadoLibre Inc, 03/16/2018, $200.00	12,980,400
		Total Argentina (cost $17,152,034)	$31,996,900
		China – 0.55%
		E-Commerce / Products – 0.55%
78,188,400	21,719	JD.com Inc ADR, 03/16/2018, $36.00	13,357,185
		Total China (cost $14,970,808)	$13,357,185
		United States – 5.56%
		Aerospace / Defense – 0.98%
82,754,000	3,598	Boeing Co, 02/16/2018, $230.00	23,548,910
		Automobile - Cars / Light Trucks – 0.06%
21,580,800	17,984	Ford Motor Co, 06/15/2018, $12.00	1,492,672
		Beverage - Non-alcoholic – 0.05%
50,722,400	10,792	Coca-Cola Co, 06/15/2018, $47.00	1,143,952
		Commercial Services - Finance – 0.12%
23,020,800	7,194	Square Inc, 03/16/2018, $32.00	3,165,360
		Computers – 0.79%
122,760,000	8,184	Apple Inc, 06/15/2018, $150.00	18,986,880
		Consumer Products - Miscellaneous – 0.03%
46,475,000	3,575	Kimberly-Clark Corp, 04/20/2018, $130.00	679,250
		Cosmetics & Toiletries – 0.17%
133,079,750	14,387	Proctor & Gamble Co, 06/15/2018, $92.50	4,028,360
		Diversified Manufacturing Operations – 0.05%
34,169,600	17,984	General Electric Co, 06/15/2018, $19.00	1,061,056
36,497,500	14,599	General Electric Co, 06/15/2018, $25.00	72,995
			1,134,051
		E-Commerce / Products – 0.23%
21,303,000	7,101	eBay Inc, 04/20/2018, $30.00	5,432,265
		Electronic Components - Semiconductors – 1.27%
65,793,800	14,303	Intel Corp, 02/16/2018, $46.00	2,345,692
43,652,000	10,913	Micron Technology Inc, 04/20/2018, $40.00	4,965,415
47,684,000	3,668	NVIDIA Corp, 03/16/2018, $130.00	23,346,820
			30,657,927
		Enterprise Software / Services – 0.19%
33,929,000	3,668	Workday Inc, 03/16/2018, $92.50	4,548,320
		Internet Content - Entertainment – 0.74%
58,208,000	3,638	Netflix Inc, 06/15/2018, $160.00	13,951,730
14,550,000	7,275	Twitter Inc, 06/15/2018, $24.00	3,855,750
			17,807,480
		Medical - Biomedical / Genetics – 0.26%
7,555,800	3,598	Exelixis Inc, 01/19/2018, $21.00	3,346,140
8,731,200	3,638	Exelixis Inc, 05/18/2018, $24.00	2,801,260
			6,147,400
		Retail - Building Products – 0.44%
58,208,000	7,276	Lowe's Cos Inc, 07/20/2018, $80.00	10,841,240

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF PURCHASED OPTIONS (Unaudited) (continued)

Notional			December 31, 2017
Amount (USD)	Contracts		Fair Value
		Equity Call Options (continued)
		United States (continued)
		Retail - Discount – 0.11%
$35,975,000	5,756	Target Corp, 03/16/2018, $62.50	$2,762,880
		Sector Fund - Real Estate – 0.05%
90,644,400	10,791	iShares U.S. Real Estate ETF, 06/15/2018, $84.00	1,240,965
		Sector Fund - Utility – 0.02%
83,647,500	14,675	Utilities Select Sector SPDR Fund ETF, 03/16/2018, $57.00	132,075
41,467,500	7,275	Utilities Select Sector SPDR Fund ETF, 06/15/2018, $57.00	283,725
			415,800
		Total United States (cost $122,866,368)	$134,033,712
		Total Equity Call Options (cost $154,989,210)	$179,387,797
		Equity Put Options – 1.60%
		Netherlands – 0.19%
		Semiconductor Equipment – 0.19%
41,067,000	2,106	ASML Holding NV, 03/16/2018, $195.00	4,527,900
		Total Netherlands (cost $4,218,405)	$4,527,900
		United States – 1.41%
		Growth & Income - Large Cap – 1.23%
700,280,000	50,020	PowerShares QQQ Trust Series 1 ETF, 03/16/2018, $140.00	5,202,080
493,514,000	35,251	PowerShares QQQ Trust Series 1 ETF, 06/15/2018, $140.00	8,812,750
180,022,700	12,589	PowerShares QQQ Trust Series 1 ETF, 06/15/2018, $143.00	3,764,111
409,213,600	27,464	PowerShares QQQ Trust Series 1 ETF, 06/15/2018, $149.00	11,864,448
			29,643,389
		Sector Fund - Technology – 0.18%
138,115,200	14,387	VanEck Vectors Semiconductor ETF, 02/16/2018, $96.00	3,165,140
34,924,800	3,638	VanEck Vectors Semiconductor ETF, 03/16/2018, $96.00	1,055,020
			4,220,160
		Total United States (cost $53,412,693)	$33,863,549
		Total Equity Put Options (cost $57,631,098)	$38,391,449
		Total Equity Options (cost $212,620,308)	$217,779,246
		Currency Put Options – 0.01%
		United States – 0.01%
		Currency – 0.01%
145,503,649	145,503,649	USD / CNH, 06/15/2018, $6.90	235,744
89,962,656	89,962,656	USD / CNH, 06/15/2018, $7.25	26,066
123,738,296	123,738,296	USD / CNH, 02/01/2018, $7.25	18
			261,828
		Total United States (cost $3,260,832)	$261,828
		Total Currency Put Options (cost $3,260,832)	$261,828
		Total Purchased Options (cost $215,881,140)	$218,041,074

ADR	American Depositary Receipt
CNH	Chinese Renminbi Yuan
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipts
USD	United States Dollar

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF PURCHASED OPTIONS (Unaudited) (concluded)

December 31, 2017
Percentage of
Purchased Options - By Industry	Net Assets (%)
Aerospace / Defense	0.98
Automobile - Cars / Light Trucks	0.06
Beverage - Non-alcoholic	0.05
Computers	0.79
Commercial Services - Finance	0.12
Consumer Products - Miscellaneous	0.03
Cosmetics & Toiletries	0.17
Currency	0.01
Diversified Manufacturing Operations	0.05
E-Commerce / Products	0.78
E-Commerce / Services	1.33
Electronic Components - Semiconductors	1.27
Enterprise Software / Services	0.19
Growth & Income - Large Cap	1.23
Semiconductor Equipment	0.19
Internet Content - Entertainment	0.74
Medical - Biomedical / Genetics	0.26
Retail - Building Products	0.44
Retail - Discount	0.11
Sector Fund - Real Estate	0.05
Sector Fund - Technology	0.18
Sector Fund - Utility	0.02
Total Purchased Options	9.05%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

		December 31, 2017
Shares		Fair Value
	Securities Sold, Not Yet Purchased – 44.95%
	Common Stocks – 44.95%
	Argentina – 0.35%
	E-Commerce / Services – 0.35%
27,179	MercadoLibre Inc	$8,552,144
	Total Argentina (proceeds $8,614,931)	$8,552,144
	China – 0.72%
	Computers – 0.20%
8,714,000	Lenovo Group Ltd	4,915,858
	Metal Processors & Fabrication – 0.15%
6,610,800	China Zhongwang Holdings Ltd	3,619,437
	Semiconductor Components - Integrated Circuits – 0.37%
5,220,500	Semiconductor Manufacturing International Corp	9,028,841
	Total China (proceeds $20,274,693)	$17,564,136
	Hong Kong – 1.65%
	Distribution / Wholesale – 0.13%
5,500,000	Li & Fung Ltd	3,018,306
	Electric - Integrated – 0.85%
546,000	CLP Holdings Ltd	5,584,115
1,757,500	Power Assets Holdings Ltd	14,827,002
		20,411,117
	Gas - Distribution – 0.67%
8,273,540	Hong Kong & China Gas Co Ltd	16,214,119
	Total Hong Kong (proceeds $37,229,548)	$39,643,542
	India – 0.62%
	Computer Services – 0.62%
739,020	Infosys Ltd ADR	11,986,904
544,504	Wipro Ltd ADR	2,978,437
	Total India (proceeds $14,880,263)	$14,965,341
	Japan – 3.13%
	Automobile - Cars / Light Trucks – 0.92%
173,535	Toyota Motor Corp ADR	22,068,446
	Electric Products - Miscellaneous – 0.10%
94,500	Brother Industries Ltd	2,332,091
	Electric - Integrated – 0.67%
675,200	Chubu Electric Power Co Inc	8,394,297
631,721	Kansai Electric Power Co Inc	7,738,793
		16,133,090

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

		December 31, 2017
Shares		Fair Value
	Common Stocks (continued)
	Japan (continued)
	Office Automation & Equipment – 0.34%
218,200	Canon Inc	$8,135,286
	Retail - Apparel / Shoes – 0.85%
51,600	Fast Retailing Co Ltd	20,571,292
	Retail - Discount – 0.25%
353,156	Aeon Co Ltd	5,964,308
	Total Japan (proceeds $68,842,510)	$75,204,513
	Netherlands – 1.58%
	Semiconductor Equipment – 1.58%
219,347	ASML Holding NV	38,126,896
	Total Netherlands (proceeds $38,814,600)	$38,126,896
	Sweden – 0.33%
	Networking Products – 0.33%
1,182,830	Telefonaktiebolaget LM Ericsson ADR	7,901,304
	Total Sweden (proceeds $6,834,550)	$7,901,304
	Switzerland – 0.55%
	Electronic Components - Semiconductors – 0.55%
608,885	STMicroelectronics NV	13,298,048
	Total Switzerland (proceeds $12,341,042)	$13,298,048
	United States – 36.02%
	Aerospace / Defense – 1.56%
127,317	Boeing Co	37,547,056
	Apparel Manufacturers – 0.38%
442,873	Hanesbrands Inc	9,260,474
	Automobile - Cars / Light Trucks – 0.60%
1,166,758	Ford Motor Co	14,572,807
	Beverages - Non-alcoholic – 1.98%
1,042,529	Coca-Cola Co	47,831,231
	Commercial Services - Finance – 0.72%
218,255	Square Inc	7,566,901
520,273	Western Union Co	9,890,390
		17,457,291

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

		December 31, 2017
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Computer Services – 0.58%
366,590	Teradata Corp	$14,099,051
	Computers - Memory Devices – 1.01%
272,028	Seagate Technology PLC	11,381,652
163,313	Western Digital Corp	12,988,283
		24,369,935
	Consumer Products - Miscellaneous – 1.68%
335,893	Kimberly-Clark Corp	40,528,849
	Cosmetics & Toiletries – 3.44%
903,101	Proctor & Gamble Co	82,976,920
	Diversified Manufacturing Operations – 0.51%
705,414	General Electric Co	12,309,474
	E-Commerce / Products – 0.34%
218,855	eBay Inc	8,259,588
	E-Commerce / Services – 0.25%
3,532	Priceline Group Inc	6,137,698
	Electric - Integrated – 2.88%
314,970	Consolidated Edison Inc	26,756,702
307,938	Duke Energy Corp	25,900,665
349,046	Southern Co	16,785,622
		69,442,989
	Electronic Components - Semiconductors – 5.22%
1,183,122	Intel Corp	54,612,912
309,194	NVIDIA Corp	59,829,039
109,127	Texas Instruments Inc	11,397,224
		125,839,175
	Enterprise Software / Services – 1.27%
300,102	Workday Inc	30,532,377
	Internet Content - Entertainment – 2.31%
290,010	Netflix Inc	55,670,320
	Medical - Biomedical / Genetics – 0.46%
363,505	Exelixis Inc	11,050,552
	Motorcycle / Motor Scooter – 0.53%
249,626	Harley-Davidson Inc	12,700,971
	REITS - Apartments – 0.47%
63,506	AvalonBay Communities Inc	11,330,105
	REITS - Diversified – 0.53%
164,000	Vornado Realty Trust	12,821,520
	REITS - Health Care – 0.36%
145,503	Ventas Inc	8,731,635
	REITS - Office Property – 0.93%
113,126	Boston Properties Inc	14,709,774
75,932	SL Green Realty Corp	7,663,817
		22,373,591

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

		December 31, 2017
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	REITS - Regional Malls – 0.79%
110,483	Simon Property Group Inc	$18,974,350
	REITS - Shopping Centers – 0.85%
93,811	Federal Realty Investment Trust	12,459,039
116,402	Regency Centers Corp	8,052,690
		20,511,729
	REITS - Storage – 1.13%
119,319	Extra Space Storage Inc	10,434,447
80,451	Public Storage	16,814,259
		27,248,706
	Retail - Apparel / Shoes – 0.66%
729,370	Ascena Retail Group Inc	1,714,020
572,073	Chico's FAS Inc	5,045,684
419,703	Tailored Brands Inc	9,162,116
		15,921,820
	Retail - Arts & Crafts – 0.42%
413,640	Michaels Cos Inc	10,005,952
	Retail - Bedding – 0.17%
188,245	Bed Bath & Beyond Inc	4,139,508
	Retail - Discount – 1.64%
604,144	Target Corp	39,420,396
	Retail - Mail Order – 0.36%
169,648	Williams-Sonoma Inc	8,770,802
	Retail - Miscellaneous / Diversified – 0.32%
413,640	Sally Beauty Holdings Inc	7,759,886
	Retail - Regional Department Stores – 0.83%
137,820	Dillard's Inc, Class A	8,276,091
218,169	Kohl's Corp	11,831,305
		20,107,396
	Retail - Restaurants – 0.44%
214,538	Cheesecake Factory Inc	10,336,441

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

		December 31, 2017
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Transport - Services – 0.40%
104,280	CH Robinson Worldwide Inc	$9,290,304
	Total United States (proceeds $844,359,570)	$868,330,899
	Total Common Stocks (proceeds $1,052,191,707)	$1,083,586,823
	Total Securities Sold, Not Yet Purchased (proceeds $1,052,191,707)	$1,083,586,823

ADR	American Depositary Receipt

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

December 31, 2017
Percentage of
Securities Sold, Not Yet Purchased - By Industry	Net Assets (%)
Aerospace / Defense	1.56
Apparel Manufacturers	0.38
Automobile - Cars / Light Trucks	1.52
Beverages - Non-alcoholic	1.98
Commercial Services - Finance	0.72
Computer Services	1.20
Computers	0.20
Computers - Memory Devices	1.01
Consumer Products - Miscellaneous	1.68
Cosmetics & Toiletries	3.44
Distribution / Wholesale	0.13
Diversified Manufacturing Operations	0.51
E-Commerce / Products	0.34
E-Commerce / Services	0.60
Electric - Integrated	4.40
Electric Products - Miscellaneous	0.10
Electronic Components - Semiconductors	5.77
Enterprise Software / Services	1.27
Gas - Distribution	0.67
Internet Content - Entertainment	2.31
Medical - Biomedical / Genetics	0.46
Metal Processors & Fabrication	0.15
Motorcycle / Motor Scooter	0.53
Networking Products	0.33
Office Automation & Equipment	0.34
REITS - Apartments	0.47
REITS - Diversified	0.53
REITS - Health Care	0.36
REITS - Office Property	0.93
REITS - Regional Malls	0.79
REITS - Shopping Centers	0.85
REITS - Storage	1.13
Retail - Apparel / Shoes	1.51
Retail - Arts & Crafts	0.42
Retail - Bedding	0.17
Retail - Discount	1.89
Retail - Mail Order	0.36
Retail - Miscellaneous / Diversified	0.32
Retail - Regional Department Stores	0.83
Retail - Restaurants	0.44
Semiconductor Components - Integrated Circuits	0.37
Semiconductor Equipment	1.58
Transport - Services	0.40
Total Securities Sold, Not Yet Purchased	44.95%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited)

			December 31, 2017
			Unrealized
Notional	Maturity		Appreciation /
Amount (USD)	Date*		(Depreciation)***
	Swap Contracts – 3.83%
	Total Return Swap Contracts - Appreciation – 4.57%
	Japan – 0.12%
	Electric - Integrated – 0.10%
$(8,966,627)	3/4/2019	Tokyo Electric Power Co Inc	$2,317,034
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Tokyo Electric Power Co Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Gas - Distribution – 0.24%
(22,724,370)	3/4/2019	Osaka Gas Co Ltd	512,733
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Osaka Gas Co Ltd Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Total Japan		$2,829,767

	South Korea – 2.02%
	Electronic Components - Semiconductors – 2.02%
38,771,805	3/4/2019	Samsung Electronics Co Ltd	48,809,874
		Agreement with Morgan Stanley, dated 03/02/2010 to receive the total return of the shares of Samsung Electronics Co Ltd in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.90%**.
	Total South Korea		$48,809,874

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			December 31, 2017
			Unrealized
Notional	Maturity		Appreciation /
Amount (USD)	Date*		(Depreciation)***
	Total Return Swap Contracts - Appreciation (continued)
	Spain – 0.28%
	Food - Retail – 0.04%
$(6,214,428)	2/25/2019	Distribuidora Internacional de Alimentacion SA	$1,099,005
		Agreement with Morgan Stanley, dated 03/03/2014 to deliver the total return of the shares of Distribuidora Internacional de Alimentacion SA in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Satellite Telecommunications – 0.02%
13,336,854	2/25/2019	Cellnex Telecom SAU	5,700,734
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Cellnex Telecom SAU in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.
	Total Spain		$6,799,739

	Taiwan – 0.02%
	Computers - Peripheral Equipment – 0.02%
(13,336,052)	3/4/2019	Innolux Display Corp	408,954
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Innolux Display Corp Swap in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 3.50%**.
	Total Taiwan		$408,954

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			December 31, 2017
			Unrealized
Notional	Maturity		Appreciation /
Amount (USD)	Date*		(Depreciation)***
	Total Return Swap Contracts - Appreciation (continued)
	United Kingdom – 0.22%
	Retail - Apparel / Shoes – 0.01%
$(16,231,338)	12/10/2018	Next PLC	$287,309
		Agreement with Morgan Stanley, dated 12/7/2012 to deliver the total return of the shares of Next PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.
	Retail - Discount – 0.13%
8,452,660	12/10/2018	B&M European Value Retail SA	3,102,448
		Agreement with Morgan Stanley, dated 12/7/2012 to receive the total return of the shares of B&M European Value Retail SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.
	Retail - Major Department Store – 0.08%
(14,065,346)	12/10/2018	Marks & Spencer Group PLC	1,926,976
		Agreement with Morgan Stanley, dated 12/7/2012 to deliver the total return of the shares of Marks & Spencer Group PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.
	Total United Kingdom		$5,316,733

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			December 31, 2017
			Unrealized
Notional	Maturity		Appreciation /
Amount (USD)	Date*		(Depreciation)***
	Total Return Swap Contracts - Appreciation (continued)
	United States – 1.91%
	Private Equity – 0.22%
$16,268,732	3/4/2019	Blackstone Group LP	$2,278,259
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Blackstone Group LP in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.90%**.
5,795,832	3/4/2019	Carlyle Group	314,938
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Carlyle Group in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.90%**.
21,449,281	3/4/2019	KKR & Co LP	2,622,963
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of KKR & Co LP in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.90%**.
			5,216,160
	Web Portals / ISP – 1.69%
53,744,648	3/4/2019	Alphabet Inc, Class A	40,715,271
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Alphabet Inc, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.
	Total United States		$45,931,431

	Total Return Swap Contracts - Appreciation ****		$110,096,498

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			December 31, 2017
			Unrealized
Notional	Maturity		Appreciation /
Amount (USD)	Date*		(Depreciation)***
	Total Return Swap Contracts - Depreciation – (0.74%)
	Australia – (0.32%)
	Commercial Banks Non-U.S. – (0.15%)
$(21,094,427)	12/23/2019	Australia & New Zealand Banking Group Ltd	$(1,440,535)
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Australia & New Zealand Banking Group Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
(17,294,049)	12/23/2019	Westpac Banking Corp	(2,282,552)
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Westpac Banking Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
			(3,723,087)
	Food - Retail – (0.17%)
(27,240,949)	12/23/2019	Wesfarmers Ltd	(3,701,830)
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Wesfarmers Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
(23,384,267)	12/23/2019	Woolworths Ltd	(336,431)
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Woolworths Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
			(4,038,261)
	Total Australia		$(7,761,348)

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			December 31, 2017
			Unrealized
Notional	Maturity		Appreciation /
Amount (USD)	Date*		(Depreciation)***
	Total Return Swap Contracts - Depreciation (continued)
	Japan – (0.03%)
	Office Automation & Equipment – (0.03%)
$(12,606,272)	3/4/2019	Konica Minolta Holdings Inc	$(696,061)
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Konica Minolta Holdings Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
(16,782,132)	3/4/2019	Ricoh Co Ltd	(26,754)
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Ricoh Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Total Japan		$(722,815)

	Netherlands – (0.08%)
	Food - Retail – (0.08%)
(13,788,673)	2/25/2019	Koninklijke Ahold Delhaize NV	(1,924,299)
		Agreement with Morgan Stanley, dated 03/03/2014 to deliver the total return of the shares of Koninklijke Ahold Delhaize NV in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.35%**.
	Total Netherlands		$(1,924,299)

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			December 31, 2017
			Unrealized
Notional	Maturity		Appreciation /
Amount (USD)	Date*		(Depreciation)***
	Total Return Swap Contracts - Depreciation (continued)
	Taiwan – (0.27%)
	Electronic Components - Miscellaneous – (0.03%)
$(15,308,440)	3/4/2019	AU Optronics Corp	$(668,801)
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of AU Optronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 5.00%**.
	Photo Equipment & Supplies – (0.19%)
27,997,634	3/4/2019	Largan Precision Co Ltd	(4,581,142)
		Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Largan Precision Co Ltd in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.25%**.
	Semiconductor Components - Integrated Circuits – (0.05%)
(5,245,667)	3/4/2019	United Microelectronics Corp	(1,314,865)
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of United Microelectronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Total Taiwan		$(6,564,808)

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			December 31, 2017
			Unrealized
Notional	Maturity		Appreciation /
Amount (USD)	Date*		(Depreciation)***
	Total Return Swap Contracts - Depreciation (continued)
	United Kingdom – (0.04%)
	Food - Retail – (0.04%)
$(5,292,423)	12/10/2018	Tesco PLC	$(885,421)
		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Tesco PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.
	Total United Kingdom		$(885,421)

	Total Return Swap Contracts - Depreciation *****		$(17,858,691)
	Total Swap Contracts, net		$92,237,807

*	Per the terms of the executed swap agreement, no periodic payments are made. A single payment is made upon the maturity of the Total Return Swap Contracts.
**	Financing rate is variable. Rate indicated is as of December 31, 2017.
***

The value of the Total Return Swap Contracts is the same as the unrealized appreciation/(depreciation). For this reason the Value has not been broken out separately. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts transactions.

****	Includes all Total Return Swap Contracts in an appreciated position.
*****	Includes all Total Return Swap Contracts in a depreciated position.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

December 31, 2017
Percentage of
Swap Contracts - By Industry	Net Assets (%)
Commercial Banks Non-U.S.	(0.15)
Computers - Peripheral Equipment	0.02
Electric - Integrated	0.10
Electronic Components - Miscellaneous	(0.03)
Electronic Components - Semiconductors	2.02
Food - Retail	(0.25)
Gas - Distribution	0.24
Office Automation & Equipment	(0.03)
Photo Equipment & Supplies	(0.19)
Private Equity	0.22
Retail - Apparel / Shoes	0.01
Retail - Discount	0.13
Retail - Major Department Store	0.08
Satellite Telecommunications	0.02
Semiconductor Components - Integrated Circuits	(0.05)
Web Portals / ISP	1.69
Total Swap Contracts	3.83%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF FORWARD CONTRACTS (Unaudited)

						December 31, 2017
						Unrealized
	Settlement	Currency	Contracts	Currency	Contracts	Appreciation /
Counterparty	Date	Sold	to Deliver	Bought	to be Received	(Depreciation)
Forward Contracts – (0.22%)
Morgan Stanley & Co., Inc	4/12/2018	CNH	445,526,684	USD	62,815,707	$(5,199,504)
Total Forward Contracts						$(5,199,504)

CNH	Chinese Renminbi Yuan
USD	United States Dollar

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF FORWARD CONTRACTS (Unaudited) (concluded)

December 31, 2017
Percentage of
Forward Contracts	Net Assets (%)
Currency	(0.22)
Total Forward Contracts	(0.22%)

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2017 (Unaudited)

1.	Fair Value Measurement

ACAP Strategic Fund (the “Fund”) follows ASC Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”) for fair value measurement. ASC Topic 820 establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. ASC Topic 820 establishes three levels of inputs that may be used to measure fair value. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1—observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Over-the-counter financial derivative instruments, such as forward contracts and total return swaps, derive their values from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These derivative contracts, which use valuation techniques and observable inputs as described above and in further detail below and have an appropriate level of market activity, are categorized within Level 2 of the fair value hierarchy.

The Fund recognizes transfers into and out of levels indicated above at the end of the reporting period. There were no such transfers during the three months ended December 31, 2017.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Investments, the Schedule of Purchased Options, the Schedule of Securities Sold, Not Yet Purchased, the Schedule of Swap Contracts and the Schedule of Forward Contracts.

The following table summarizes the fair value of assets and liabilities by the ASC 820 fair value hierarchy levels as of December 31, 2017.

				Balance
	Level 1	Level 2	Level 3	December 31, 2017
Assets
Investment Securities
Common Stocks	$2,630,788,120	$-	$-	$2,630,788,120
Short-Term Securities	137,577,639	-	-	137,577,639
Convertible Bond	-	6,652,469	-	6,652,469
Purchased Options	217,779,246	261,828	-	218,041,074
Total Return Swap Contracts	-	110,096,498	-	110,096,498
Total Assets	$2,986,145,005	$117,010,795	$-	$3,103,155,800

Liabilities
Securities Sold, Not Yet Purchased
Common Stocks	$1,083,586,823	$-	$-	$1,083,586,823
Forward Contracts	-	5,199,504	-	5,199,504
Total Return Swap Contracts	-	17,858,691	-	17,858,691
Total Liabilities	$1,083,586,823	$23,058,195	$-	$1,106,645,018

ACAP STRATEGIC FUND
NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2017 (Unaudited)(continued)

2.	Portfolio Valuation

The value of the net assets of each class of shares of the Fund is determined on each business day as of the close of regular business of the New York Stock Exchange in accordance with the procedures set forth below or as may be determined from time to time pursuant to policies established by the Fund’s Board of Trustees (the “Board”).

Domestic and foreign exchange-traded equity securities (including listed warrants) traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their official closing price as reported on their primary exchange.

Domestic non-exchange traded equity securities are valued at their last reported price.

Total return swaps on equity securities are generally valued based upon the price for the reference asset, as determined in the manner specified above, as well as dividends on the reference equity security and accrued swap interest since the day of opening the position.

Fixed income, including convertible bonds, is generally valued using an evaluated bid price provided by an independent pricing agent. Evaluated bid prices provided by the pricing agent may be determined without exclusive reliance on quoted bid prices and may reflect factors such as relative credit information, observed market movements, sector news, maturity, reported trade frequencies and other market data. Money market instruments with a remaining maturity of 60 days or less may be valued at amortized cost (purchase price or last valuation, as applicable, adjusted for accretion of discount or amortization of premium) unless SilverBay Capital Management, LLC, investment adviser of the Fund (the “Adviser”), believes another valuation is more appropriate.

Options traded upon or dealt in one or more domestic or foreign securities exchanges, are valued at their last reported bid price as reported on such exchange(s). Non-exchange traded options and currency options are valued using a combination of observable inputs and models.

Forward contracts are traded on the over-the-counter market. Forward contracts are valued using observable inputs, such as currency exchange rates or commodity prices, applied to notional amounts stated in the applicable contracts.

When market quotations are not readily available, if a market quotation is “stale”, or when the valuation methods mentioned above are not reflective of the fair value of an asset or a liability, fair value will be determined in good faith based on observable and unobservable inputs relevant to the valuation of the asset under the oversight of the Board (“Fair Value Determination”).

The Adviser monitors the continuing appropriateness of the valuation methodology being used for each security and other investment.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be subject to Fair Value Determination taking into account the aforementioned factors, in good faith pursuant to procedures adopted by the Board. For the three months ended December 31, 2017, no portfolio securities or liabilities were subject to Fair Value Determination.

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks

	a.	Total Return Swaps

The Adviser may use total return swaps to pursue the Fund’s investment objective of maximum capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated notional amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return of other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security index or market.

ACAP STRATEGIC FUND
NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2017 (Unaudited) (continued)

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

	a.	Total Return Swaps (continued)

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss generally consists of the net amount of payments that the Fund contractually is entitled to receive and/or the termination value at the end of the contract, which may be different than the amounts recorded on the Statement of Assets and Liabilities. Total return swaps are non-income producing instruments.

The Fund’s total return swap contract counterparty is Morgan Stanley & Co., Inc.

At December 31, 2017, the net amount of the fair value of the above-mentioned investments was $92,237,807.

	b.	Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund may buy and sell call and put options, including options on currencies. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund’s losses are potentially unlimited. Options may be traded over-the-counter or on a securities exchange. These transactions involve risks consisting of counterparty credit risk and leverage risk.

At December 31, 2017, the fair value of the above-mentioned investments was $217,779,246.

	c.	Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.

ACAP STRATEGIC FUND
NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2017 (Unaudited) (continued)

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

	c.	Foreign Currency Transactions (continued)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

The Fund may enter into forward contracts for hedging and non-hedging purposes to pursue its investment objective. These contracts represent obligations to purchase or to sell a specified amount of currency at a future date and at a specified price agreed to by the parties at the time they enter into the contracts and allow the Fund to “lock in” the US dollar prices of securities. However, there may be an imperfect correlation between the securities being purchased or sold and the forward contracts entered into, and there is a risk that a counterparty will be unable or unwilling to fulfill its obligations under the forward contract.

At December 31, 2017, the fair value of the forward contracts was $(5,199,504)

The Fund may also seek to hedge against the decline in the value of a currency or, to the extent applicable, to enhance returns, through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or over-the-counter markets. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

At December 31, 2017, the fair value of the currency options was $261,828

4.		Federal Income Tax Information

For the year ended September 30, 2017, taxable gain differed from net increase in net assets resulting from operations primarily due to: (1) unrealized gain/(loss) from investment activities and foreign currency transactions, as investment gains and losses are not included in taxable income until they are realized; (2) deferred wash sales losses and loss deferrals on unsettled short positions; (3) net deferral of qualified late year losses; (4) deferred straddle losses; and (5) net operating losses.

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. As of September 30, 2017, the Fund had no capital loss carryovers available to offset possible future capital gains. Under federal tax law, capital loss realized after October 31, 2016 and certain ordinary losses realized after December 31, 2016 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended September 30, 2017, the Fund incurred and elected to defer qualified late-year ordinary loss of $141,604,859.

As of September 30, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	55,379,968
Accumulated realized capital and other losses	(141,604,859)
Net unrealized appreciation/ (depreciation)	910,696,651
Total	$824,471,760

As of September 30, 2017, the aggregate unrealized appreciation/(depreciation) and the aggregate cost of investment securities for tax purposes, including securities sold, not yet purchased, options, forward contracts and swap contracts were as follows:

Excess of value over tax cost (gross appreciation)	$970,353,830
Excess of tax cost over value (gross depreciation)	(59,657,179)
Net unrealized appreciation	$910,696,651

Cost of total investments for income tax purposes	$995,831,881

5.	Subsequent Events

The Fund has determined that no material events or transactions occurred subsequent to December 31, 2017 that would require recognition or disclosure in the Fund’s “Schedule of Investments.”

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ACAP Strategic Fund

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	February 28, 2018

By (Signature and Title)*	/s/ George Mykoniatis
George Mykoniatis, Treasurer and Principal Financial Officer
(principal financial officer)

Date	February 28, 2018

* Print the name and title of each signing officer under his or her signature.